SEGMENT REPORTING (Details)	6 Months Ended
	Sep. 30, 2024 USD ($) segment	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)
SEGMENT REPORTING
Number of operating segments | segment	3
Information by segments:
Revenues	$ 34,094,368	$ 26,497,821
Cost of revenues	30,493,854	23,119,206
Gross profit	3,600,514	3,378,615
Operating expenses	1,244,321	560,939
Income from operations	2,356,193	2,817,676
Income tax provision	434,701	485,787
Net income	1,927,195	2,471,757
Depreciation	12,685	14,026
Capital expenditure	1,474	543
Total assets	31,717,772	26,019,158	$ 27,870,927
Auto Insurance Aftermarket Value-added Services
Information by segments:
Revenues	28,210,396	21,410,507
Cost of revenues	25,415,097	18,680,552
Gross profit	2,795,299	2,729,955
Operating expenses	1,029,577	453,245
Income from operations	1,765,722	2,276,710
Income tax provision	359,682	392,521
Net income	1,594,602	1,997,205
Depreciation	10,496	11,333
Capital expenditure	1,220	543
Total assets	26,243,951	21,023,743
Other Scenario-based Customized Service
Information by segments:
Revenues	5,579,468	4,253,639
Cost of revenues	4,841,962	3,711,277
Gross profit	737,506	542,362
Operating expenses	203,631	90,046
Income from operations	533,875	452,316
Income tax provision	71,138	77,982
Net income	315,381	396,786
Depreciation	2,076	2,252
Capital expenditure	241
Total assets	5,190,543	4,176,800
Software Development and Information Technology Services
Information by segments:
Revenues	304,504	833,675
Cost of revenues	236,795	727,377
Gross profit	67,709	106,298
Operating expenses	11,113	17,648
Income from operations	56,596	88,650
Income tax provision	3,881	15,284
Net income	17,212	77,766
Depreciation	113	441
Capital expenditure	13
Total assets	$ 283,278	$ 818,615